Provisions for employee benefits - Present value of employee benefits, estimated by applying actuarial techniques (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement
Net benefit liability (asset) at beginning of year	€ 1,136
Net benefit liability (asset) at end of year	1,201	€ 1,136
Other benefit plans
Statement
Net benefit liability (asset) at beginning of year	278
Net benefit liability (asset) at end of year	268	278
Defined benefit plan
Statement
Net defined benefit liability (asset) at beginning of year	858
Net defined benefit liability (asset) at end of year	933	858
Italian defined benefit plans
Statement
Net defined benefit liability (asset) at beginning of year	269
Net defined benefit liability (asset) at end of year	258	269
Foreign defined benefit plan
Statement
Net defined benefit liability (asset) at beginning of year	412
Net defined benefit liability (asset) at end of year	493	412
FISDE and other foreign medical plans
Statement
Net defined benefit liability (asset) at beginning of year	177
Net defined benefit liability (asset) at end of year	182	177
Present value of benefit liabilities
Statement
Net benefit liability (asset) at beginning of year	1,768	1,657
Current cost	76	76
Interest cost/income	32	45
Remeasurements:	70	71
- actuarial (gains) losses due to changes in demographic assumptions	(9)
- actuarial (gains) losses due to changes in financial assumptions	98	61
- experience (gains) losses	(19)	10
Past service cost and (gains) losses settlements	18	7
Plan contributions:	1	1
- employee contributions	1	1
Benefits paid	(125)	(140)
Currency translation differences and other changes	8	51
Net benefit liability (asset) at end of year	1,848	1,768
Present value of benefit liabilities | Other benefit plans
Statement
Net benefit liability (asset) at beginning of year	278	309
Current cost	50	55
Interest cost/income	1	1
Remeasurements:	4	1
- actuarial (gains) losses due to changes in demographic assumptions	2
- actuarial (gains) losses due to changes in financial assumptions	5	1
- experience (gains) losses	(3)
Past service cost and (gains) losses settlements	20	(2)
Benefits paid	(63)	(88)
Currency translation differences and other changes	(22)	2
Net benefit liability (asset) at end of year	268	278
Present value of benefit liabilities | Defined benefit plan
Statement
Net defined benefit liability (asset) at beginning of year	1,490	1,348
Current cost	26	21
Interest cost/income	31	44
Remeasurements:	66	70
- actuarial (gains) losses due to changes in demographic assumptions	(11)
- actuarial (gains) losses due to changes in financial assumptions	93	60
- experience (gains) losses	(16)	10
Past service cost and (gains) losses settlements	(2)	9
Plan contributions:	1	1
- employee contributions	1	1
Benefits paid	(62)	(52)
Currency translation differences and other changes	30	49
Net defined benefit liability (asset) at end of year	1,580	1,490
Present value of benefit liabilities | Italian defined benefit plans
Statement
Net defined benefit liability (asset) at beginning of year	269	275
Interest cost/income	2	4
Remeasurements:	5	5
- actuarial (gains) losses due to changes in demographic assumptions	(3)
- actuarial (gains) losses due to changes in financial assumptions	9	7
- experience (gains) losses	(1)	(2)
Benefits paid	(20)	(15)
Currency translation differences and other changes	2
Net defined benefit liability (asset) at end of year	258	269
Present value of benefit liabilities | Foreign defined benefit plan
Statement
Net defined benefit liability (asset) at beginning of year	1,044	925
Current cost	23	19
Interest cost/income	27	37
Remeasurements:	48	41
- actuarial (gains) losses due to changes in demographic assumptions	(10)
- actuarial (gains) losses due to changes in financial assumptions	71	50
- experience (gains) losses	(13)	(9)
Past service cost and (gains) losses settlements	(2)	1
Plan contributions:	1	1
- employee contributions	1	1
Benefits paid	(33)	(28)
Currency translation differences and other changes	32	48
Net defined benefit liability (asset) at end of year	1,140	1,044
Present value of benefit liabilities | FISDE and other foreign medical plans
Statement
Net defined benefit liability (asset) at beginning of year	177	148
Current cost	3	2
Interest cost/income	2	3
Remeasurements:	13	24
- actuarial (gains) losses due to changes in demographic assumptions	2
- actuarial (gains) losses due to changes in financial assumptions	13	3
- experience (gains) losses	(2)	21
Past service cost and (gains) losses settlements		8
Benefits paid	(9)	(9)
Currency translation differences and other changes	(4)	1
Net defined benefit liability (asset) at end of year	182	177
Plan assets
Statement
Net benefit liability (asset) at beginning of year	(632)	(545)
Interest cost/income	(15)	(20)
Return on plan assets	(51)	(23)
Past service cost and (gains) losses settlements	3
Plan contributions:	(15)	(14)
- employee contributions	(1)	(1)
- employer contributions	(14)	(13)
Benefits paid	21	19
Currency translation differences and other changes	41	(49)
Net benefit liability (asset) at end of year	(648)	(632)
Plan assets | Defined benefit plan
Statement
Net defined benefit liability (asset) at beginning of year	(632)	(545)
Interest cost/income	(15)	(20)
Return on plan assets	(51)	(23)
Past service cost and (gains) losses settlements	3
Plan contributions:	(15)	(14)
- employee contributions	(1)	(1)
- employer contributions	(14)	(13)
Benefits paid	21	19
Currency translation differences and other changes	41	(49)
Net defined benefit liability (asset) at end of year	(648)	(632)
Plan assets | Foreign defined benefit plan
Statement
Net defined benefit liability (asset) at beginning of year	(632)	(545)
Interest cost/income	(15)	(20)
Return on plan assets	(51)	(23)
Past service cost and (gains) losses settlements	3
Plan contributions:	(15)	(14)
- employee contributions	(1)	(1)
- employer contributions	(14)	(13)
Benefits paid	21	19
Currency translation differences and other changes	41	(49)
Net defined benefit liability (asset) at end of year	(648)	(632)
Asset ceiling
Statement
Net benefit liability (asset) at beginning of year		5
Change in asset ceiling	1	(5)
Net benefit liability (asset) at end of year	1
Asset ceiling | Defined benefit plan
Statement
Net defined benefit liability (asset) at beginning of year		5
Change in asset ceiling	1	(5)
Net defined benefit liability (asset) at end of year	1
Asset ceiling | Foreign defined benefit plan
Statement
Net defined benefit liability (asset) at beginning of year		5
Change in asset ceiling	1	€ (5)
Net defined benefit liability (asset) at end of year	€ 1